Account Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Account Receivable [Abstract]
ACCOUNT RECEIVABLE

NOTE 6 — ACCOUNT RECEIVABLE

The amounts below contemplate the sale and delivery of beans to customers at the end of each period, the settlement of which usually occurs within the contractual terms established by each customer, or full settlement. Part of the receivables comprises guarantees for credit operations with FIDCs, such operation generates an interest approximately 2.5% by transaction done with financial institution.

The sales policies for customers are subordinated to the credit policies established by its management and are aimed at minimizing any problems resulting from default by its customers.

The expected credit loss was constituted by Management based on default in the realization of credits. The Company performs detailed analysis by client in order to determine the amount of expected credit loss to be recorded at account receivables and surrounding any risk related to financial impacts.

			Change
	09/30/2025	12/31/2024	$	%
Accounts Receivable	227,869	203,711	24,158	12%
Allowance for doubtful accounts	(215,318)	(192,385)	(22,933)	12%
	12,552	11,326	1,226	11%

NOTE 6 — ACCOUNT RECEIVABLE

The amounts below contemplate the sale and delivery of beans to customers at the end of each period, the settlement of which usually occurs within the contractual terms established by each customer, or full settlement, Part of the receivables comprises guarantees for credit operations with FIDCs, such operation generates an interest approximately 2.5% by transaction done with financial institution,

The sales policies for customers are subordinated to the credit policies established by its management and are aimed at minimizing any problems resulting from default by its customers.

The expected credit loss was constituted by Management based on default in the realization of credits, The Company performs detailed analysis by client in order to determine the amount of expected credit loss to be recorded at account receivables and surrounding any risk related to financial impacts.

			Change
	12/31/2024	12/31/2023	$	%
Accounts Receivable	203,711	304,229	(100,518)	-33%
Allowance for doubtful accounts	(192,385)	(214,823)	22,438	-10%
	11,326	89,406	(78,080)	-87%